UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01899
BNY Mellon Research Growth Fund, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
2/28
Date of reporting period:
2/28/25
ITEM 1 - Reports to Stockholders
BNY Mellon Research Growth Fund, Inc.
ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class A – DWOAX
This annual shareholder report contains important information about BNY Mellon Research Growth Fund, Inc. (the “Fund”) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$110	1.03%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended February 28, 2025, the Fund’s Class A shares returned 12.69%.
  In comparison, the Russell 1000® Growth Index returned 19.75% for the same period.
What affected the Fund’s performance?
  U.S. equities were most impacted by rising inflation, which led to interest rates hikes by the Federal Reserve. Geopolitical tensions, particularly the conflict in Ukraine, fueled volatility and investor uncertainty.
  The technology-related industries faced sell-offs due to concerns over valuations and future growth prospects.
  The Fund benefited most from selections across the Information Technology and Communications Services sectors, especially among Artificial Intelligence-related and Internet-related companies, respectively.
  The sectors that detracted most were Health care, Financials, and Consumer Staples. In Health care, our overweight allocation and stock selection both weighed on relative results. In Financials and Consumer Staples, stock selections were the primary hindrance.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from March 1 , 2015 through February 28, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Russell 1000® Growth Index on 2/28/2015. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 2/28/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	6.20%	14.03%	12.05%
without Sales Charge	12.69%	15.40%	12.71%
Russell 1000® Index (broad-based index)*	18.11%	16.54%	12.71%
Russell 1000® Growth Index	19.75%	19.71%	16.01%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of February 28, 2025.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,602	52	$12,241,650	27.94%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Information Technology
42.4%
Communication Services
13.6%
Consumer Discretionary
12.7%
Health Care
12.6%
Industrials
11.6%
Real Estate
2.1%
Energy
2.0%
Financials
1.4%
Investment Companies
0.9%
Utilities
0.6%
Net Other Assets and Liabilities
0.1%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6232AR0225

BNY Mellon Research Growth Fund, Inc.
ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class C – DWOCX
This annual shareholder report contains important information about BNY Mellon Research Growth Fund, Inc. (the “Fund”) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$189	1.78%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended February 28, 2025, the Fund’s Class C shares returned 11.84%.
  In comparison, the Russell 1000® Growth Index returned 19.75% for the same period.
What affected the Fund’s performance?
  U.S. equities were most impacted by rising inflation, which led to interest rates hikes by the Federal Reserve. Geopolitical tensions, particularly the conflict in Ukraine, fueled volatility and investor uncertainty.
  The technology-related industries faced sell-offs due to concerns over valuations and future growth prospects.
  The Fund benefited most from selections across the Information Technology and Communications Services sectors, especially among Artificial Intelligence-related and Internet-related companies, respectively.
  The sectors that detracted most were Health care, Financials, and Consumer Staples. In Health care, our overweight allocation and stock selection both weighed on relative results. In Financials and Consumer Staples, stock selections were the primary hindrance.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from March 1 , 2015 through February 28, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Russell 1000® Growth Index on 2/28/2015. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 2/28/25 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	10.84%	**	14.52%	11.87%
without Deferred Sales Charge	11.84%		14.52%	11.87%
Russell 1000® Index (broad-based index)*	18.11%		16.54%	12.71%
Russell 1000® Growth Index	19.75%		19.71%	16.01%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of February 28, 2025.

**	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,602	52	$12,241,650	27.94%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6233AR0225

BNY Mellon Research Growth Fund, Inc.
ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class I – DWOIX
This annual shareholder report contains important information about BNY Mellon Research Growth Fund, Inc. (the “Fund”) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$83	0.78%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended February 28, 2025, the Fund’s Class I shares returned 12.96%.
  In comparison, the Russell 1000® Growth Index returned 19.75% for the same period.
What affected the Fund’s performance?
  U.S. equities were most impacted by rising inflation, which led to interest rates hikes by the Federal Reserve. Geopolitical tensions, particularly the conflict in Ukraine, fueled volatility and investor uncertainty.
  The technology-related industries faced sell-offs due to concerns over valuations and future growth prospects.
  The Fund benefited most from selections across the Information Technology and Communications Services sectors, especially among Artificial Intelligence-related and Internet-related companies, respectively.
  The sectors that detracted most were Health care, Financials, and Consumer Staples. In Health care, our overweight allocation and stock selection both weighed on relative results. In Financials and Consumer Staples, stock selections were the primary hindrance.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from March 1 , 2015 through February 28, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Russell 1000® Growth Index on 2/28/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 2/28/25 )
Share Class	1YR	5YR	10YR
Class I	12.96%	15.68%	13.00%
Russell 1000® Index (broad-based index)*	18.11%	16.54%	12.71%
Russell 1000® Growth Index	19.75%	19.71%	16.01%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of February 28, 2025.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,602	52	$12,241,650	27.94%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6234AR0225

BNY Mellon Research Growth Fund, Inc.
ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class Y – DRYQX
This annual shareholder report contains important information about BNY Mellon Research Growth Fund, Inc. (the “Fund”) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$83	0.78%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended February 28, 2025, the Fund’s Class Y shares returned 13.01%.
  In comparison, the Russell 1000® Growth Index returned 19.75% for the same period.
What affected the Fund’s performance?
  U.S. equities were most impacted by rising inflation, which led to interest rates hikes by the Federal Reserve. Geopolitical tensions, particularly the conflict in Ukraine, fueled volatility and investor uncertainty.
  The technology-related industries faced sell-offs due to concerns over valuations and future growth prospects.
  The Fund benefited most from selections across the Information Technology and Communications Services sectors, especially among Artificial Intelligence-related and Internet-related companies, respectively.
  The sectors that detracted most were Health care, Financials, and Consumer Staples. In Health care, our overweight allocation and stock selection both weighed on relative results. In Financials and Consumer Staples, stock selections were the primary hindrance.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from March 1 , 2015 through February 28, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Russell 1000® Index (a broad-based index) and Russell 1000® Growth Index on 2/28/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 2/28/25 )
Share Class	1YR	5YR	10YR
Class Y	13.01%	15.68%	13.02%
Russell 1000® Index (broad-based index)*	18.11%	16.54%	12.71%
Russell 1000® Growth Index	19.75%	19.71%	16.01%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of February 28, 2025.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,602	52	$12,241,650	27.94%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0366AR0225

BNY Mellon Research Growth Fund, Inc.
ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class Z – DREQX
This annual shareholder report contains important information about BNY Mellon Research Growth Fund, Inc. (the “Fund”) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z*	$88	0.83%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended February 28, 2025, the Fund’s Class Z shares returned 12.91%.
  In comparison, the Russell 1000® Growth Index returned 19.75% for the same period.
What affected the Fund’s performance?
  U.S. equities were most impacted by rising inflation, which led to interest rates hikes by the Federal Reserve. Geopolitical tensions, particularly the conflict in Ukraine, fueled volatility and investor uncertainty.
  The technology-related industries faced sell-offs due to concerns over valuations and future growth prospects.
  The Fund benefited most from selections across the Information Technology and Communications Services sectors, especially among Artificial Intelligence-related and Internet-related companies, respectively.
  The sectors that detracted most were Health care, Financials, and Consumer Staples. In Health care, our overweight allocation and stock selection both weighed on relative results. In Financials and Consumer Staples, stock selections were the primary hindrance.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from March 1 , 2015 through February 28, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class Z shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Russell 1000® Growth Index on 2/28/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 2/28/25 )
Share Class	1YR	5YR	10YR
Class Z	12.91%	15.62%	12.94%
Russell 1000® Index (broad-based index)*	18.11%	16.54%	12.71%
Russell 1000® Growth Index	19.75%	19.71%	16.01%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of February 28, 2025.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,602	52	$12,241,650	27.94%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0018AR0225
|
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Gina D. France, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Ms. France is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $36,986 in 2024 and $37,725 in 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $7,430 in 2024 and $7,479 in 2025. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2024 and $0 in 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $4,763 in 2024 and $4,763 in 2025. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $7,082 in 2024 and $7,439 in 2025.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $6,932 in

2024 and $7,767 in 2025. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2024 and $0 in 2025.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,858,269 in 2024 and $1,402,909 in 2025.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Research Growth Fund, Inc.
ANNUAL FINANCIALS AND OTHER INFORMATION
February 28, 2025

Class	Ticker
A	DWOAX
C	DWOCX
I	DWOIX
Y	DRYQX
Z	DREQX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Research Growth Fund, Inc.
Statement of Investments
February 28, 2025

Description	Shares	Value ($)
Common Stocks — 99.5%
Capital Goods — 9.8%
AMETEK, Inc.	162,492	30,759,736
Axon Enterprise, Inc. (a)	25,489	13,469,662
Builders FirstSource, Inc. (a)	83,338	11,583,149
Howmet Aerospace, Inc.	128,608	17,567,853
Hubbell, Inc.	67,782	25,187,113
Ingersoll Rand, Inc.	290,077	24,592,728
Trane Technologies PLC	64,675	22,875,547
Vertiv Holdings Co., Cl. A	109,353	10,407,125
		156,442,913
Commercial & Professional Services — .7%
Veralto Corp.	120,383	12,009,408
Consumer Discretionary Distribution & Retail — 10.8%
Amazon.com, Inc. (a)	740,033	157,094,205
Chewy, Inc., Cl. A (a)	444,959	16,579,173
		173,673,378
Consumer Durables & Apparel — 1.0%
Lululemon Athletica, Inc. (a)	41,792	15,279,573
Consumer Services — .9%
Planet Fitness, Inc., Cl. A (a)	158,084	14,630,674
Energy — 2.0%
EQT Corp.	559,425	26,947,502
Venture Global, Inc., Cl. A (a)	358,817	5,414,549
		32,362,051
Financial Services — 1.4%
Block, Inc. (a)	342,118	22,340,305
Health Care Equipment & Services — 6.1%
Alcon AG	131,076	12,124,530
Align Technology, Inc. (a)	98,486	18,419,837
Boston Scientific Corp. (a)	149,817	15,549,506
Dexcom, Inc. (a)	273,812	24,196,766
Intuitive Surgical, Inc. (a)	48,431	27,758,228
		98,048,867
Household & Personal Products — .5%
The Estee Lauder Companies, Inc., Cl. A	104,635	7,524,303
Media & Entertainment — 13.7%
Alphabet, Inc., Cl. C	754,584	129,954,457
Netflix, Inc. (a)	30,484	29,891,391
Pinterest, Inc., Cl. A (a)	569,897	21,074,791
Reddit, Inc., Cl. A (a)	126,900	20,529,882
The Walt Disney Company	151,689	17,262,208
		218,712,729
Pharmaceuticals, Biotechnology & Life Sciences — 6.5%
BioNTech SE, ADR (a)	70,134	7,919,531
Bio-Techne Corp.	208,480	12,873,640
Danaher Corp.	56,629	11,765,241
Illumina, Inc. (a)	163,314	14,492,484
Natera, Inc. (a)	50,327	7,830,378
Repligen Corp. (a)	82,805	13,187,524

Statement of Investments (continued)

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 6.5% (continued)
Sarepta Therapeutics, Inc. (a)	155,784	16,629,942
Zoetis, Inc.	112,406	18,798,780
		103,497,520
Real Estate Management & Development — 2.1%
CoStar Group, Inc. (a)	442,450	33,736,812
Semiconductors & Semiconductor Equipment — 16.5%
Broadcom, Inc.	182,309	36,357,884
Micron Technology, Inc.	194,623	18,222,551
NVIDIA Corp.	1,679,365	209,786,276
		264,366,711
Software & Services — 15.7%
CrowdStrike Holdings, Inc., Cl. A (a)	35,643	13,888,651
Datadog, Inc., Cl. A (a)	72,418	8,440,318
HubSpot, Inc. (a)	35,760	25,889,882
Microsoft Corp.	322,732	128,121,377
MongoDB, Inc. (a)	38,984	10,425,491
ServiceNow, Inc. (a)	19,739	18,352,533
Shopify, Inc., Cl. A (a)	287,708	32,223,296
Synopsys, Inc. (a)	32,420	14,825,018
		252,166,566
Technology Hardware & Equipment — 10.2%
Apple, Inc.	645,368	156,075,797
Pure Storage, Inc., Cl. A (a)	139,616	7,325,652
		163,401,449
Transportation — 1.0%
Uber Technologies, Inc. (a)	220,072	16,727,673
Utilities — .6%
Constellation Energy Corp.	37,095	9,293,967
Total Common Stocks (cost $735,414,537)		1,594,214,899

	1-Day Yield (%)
Investment Companies — .9%
Registered Investment Companies — .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(b) (cost $14,513,948)	4.43	14,513,948	14,513,948
Total Investments (cost $749,928,485)		100.4%	1,608,728,847
Liabilities, Less Cash and Receivables		(.4%)	(6,439,112)
Net Assets		100.0%	1,602,289,735

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 2/29/2024	Purchases ($)†	Sales ($)	Value ($) 2/28/2025	Dividends/ Distributions ($)
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .9%	45,689,335	333,138,744	(364,314,131)	14,513,948	1,371,406
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	975,000	155,286,986	(156,261,986)	-	54,387††
Total - .9%	46,664,335	488,425,730	(520,576,117)	14,513,948	1,425,793

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2025
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	735,414,537	1,594,214,899
Affiliated issuers	14,513,948	14,513,948
Cash		3,022,509
Dividends and securities lending income receivable		617,645
Receivable for shares of Common Stock subscribed		31,120
Prepaid expenses		72,235
		1,612,472,356
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		1,124,378
Payable for investment securities purchased		8,024,685
Payable for shares of Common Stock redeemed		812,619
Directors’ fees and expenses payable		34,000
Other accrued expenses		186,939
		10,182,621
Net Assets ($)		1,602,289,735
Composition of Net Assets ($):
Paid-in capital		672,220,557
Total distributable earnings (loss)		930,069,178
Net Assets ($)		1,602,289,735

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	697,259,198	3,373,347	181,704,466	87,082,196	632,870,528
Shares Outstanding	36,280,649	224,956	9,292,016	4,470,033	31,419,355
Net Asset Value Per Share ($)	19.22	15.00	19.55	19.48	20.14
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended February 28, 2025

Investment Income ($):
Income:
Cash dividends (net of $14,956 foreign taxes withheld at source):
Unaffiliated issuers	5,239,338
Affiliated issuers	1,371,406
Affiliated income net of rebates from securities lending—Note 1(c)	54,387
Interest	2,351
Total Income	6,667,482
Expenses:
Management fee—Note 3(a)	12,429,949
Shareholder servicing costs—Note 3(c)	2,804,439
Directors’ fees and expenses—Note 3(d)	159,015
Professional fees	106,593
Registration fees	92,636
Prospectus and shareholders’ reports	87,874
Loan commitment fees—Note 2	31,593
Distribution Plan fees—Note 3(c)	29,114
Chief Compliance Officer fees—Note 3(c)	27,940
Custodian fees—Note 3(c)	23,418
Interest expense—Note 2	209
Miscellaneous	69,088
Total Expenses	15,861,868
Less—reduction in expenses due to undertaking—Note 3(a)	(748,081)
Less—reduction in fees due to earnings credits—Note 3(c)	(11,404)
Net Expenses	15,102,383
Net Investment (Loss)	(8,434,901)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	172,629,039
Net change in unrealized appreciation (depreciation) on investments	35,500,135
Net Realized and Unrealized Gain (Loss) on Investments	208,129,174
Net Increase in Net Assets Resulting from Operations	199,694,273
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended February 28/29,
	2025	2024
Operations ($):
Net investment (loss)	(8,434,901)	(4,358,445)
Net realized gain (loss) on investments	172,629,039	18,406,253
Net change in unrealized appreciation (depreciation) on investments	35,500,135	447,125,367
Net Increase (Decrease) in Net Assets Resulting from Operations	199,694,273	461,173,175
Distributions ($):
Distributions to shareholders:
Class A	(27,291,802)	(24,071,358)
Class C	(177,598)	(217,936)
Class I	(7,024,605)	(6,731,869)
Class Y	(3,768,277)	(2,996,818)
Class Z	(23,736,376)	(20,853,019)
Total Distributions	(61,998,658)	(54,871,000)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	12,082,825	12,857,302
Class C	392,839	526,467
Class I	34,249,233	51,626,593
Class Y	9,661,187	36,668,432
Class Z	1,434,644	1,063,056
Distributions reinvested:
Class A	25,927,993	22,817,381
Class C	148,581	191,291
Class I	6,180,174	5,576,577
Class Y	1,751,745	1,201,885
Class Z	22,544,659	19,783,760
Cost of shares redeemed:
Class A	(77,567,102)	(77,887,888)
Class C	(1,896,244)	(1,749,854)
Class I	(56,397,784)	(65,082,606)
Class Y	(32,228,933)	(27,286,671)
Class Z	(71,183,033)	(46,369,051)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(124,899,216)	(66,063,326)
Total Increase (Decrease) in Net Assets	12,796,399	340,238,849
Net Assets ($):
Beginning of Period	1,589,493,336	1,249,254,487
End of Period	1,602,289,735	1,589,493,336

	Year Ended February 28/29,
	2025	2024
Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	630,654	838,815
Shares issued for distributions reinvested	1,247,738	1,497,114
Shares redeemed	(4,016,087)	(5,151,873)
Net Increase (Decrease) in Shares Outstanding	(2,137,695)	(2,815,944)
Class C(a)
Shares sold	25,249	42,194
Shares issued for distributions reinvested	9,149	15,719
Shares redeemed	(126,616)	(145,378)
Net Increase (Decrease) in Shares Outstanding	(92,218)	(87,465)
Class I(b)
Shares sold	1,758,471	3,380,562
Shares issued for distributions reinvested	292,484	361,226
Shares redeemed	(2,923,328)	(4,239,088)
Net Increase (Decrease) in Shares Outstanding	(872,373)	(497,300)
Class Y(b)
Shares sold	484,460	2,391,786
Shares issued for distributions reinvested	83,218	78,051
Shares redeemed	(1,642,240)	(1,828,692)
Net Increase (Decrease) in Shares Outstanding	(1,074,562)	641,145
Class Z(b)
Shares sold	69,657	67,490
Shares issued for distributions reinvested	1,035,534	1,244,865
Shares redeemed	(3,522,913)	(2,947,215)
Net Increase (Decrease) in Shares Outstanding	(2,417,722)	(1,634,860)

(a)
During the period ended February 28, 2025, 1,485 Class C shares representing $22,630 were automatically converted to 1,173 Class A shares and during the period ended February 29, 2024, 5,269 Class C shares representing $62,921 were automatically converted to 4,223 Class A shares.

(b)
During the period ended February 28, 2025, 6,450 Class A shares representing $121,437 were exchanged for 6,930 Class I shares,
19,681 Class Y shares representing $425,106 were exchanged for 19,608 Class I shares and 7,545 Class Z shares representing $147,361 were exchanged for 7,764 Class I shares. During the period ended February 29, 2024, 73,017 Class Y shares representing $1,118,365 were exchanged for 72,755 Class I shares,
53,630 Class Z shares representing $866,180 were exchanged for 55,915 Class A shares, 19,642 Class Z shares representing $311,332 were exchanged for 20,203 Class I shares and 3,672 Class A shares representing $64,120 were exchanged for 3,623 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended February 28/29,
Class A Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	17.68	13.26	18.48	20.76	14.68
Investment Operations:
Net investment (loss)(a)	(.12 )	(.06 )	(.07 )	(.12 )	(.07 )
Net realized and unrealized gain (loss) on investments	2.42	5.09	(3.19)	.90	7.76
Total from Investment Operations	2.30	5.03	(3.26)	.78	7.69
Distributions:
Dividends from net realized gain on investments	(.76 )	(.61 )	(1.96)	(3.06)	(1.61)
Net asset value, end of period	19.22	17.68	13.26	18.48	20.76
Total Return (%)(b)	12.69	38.69	(16.69)	2.36	53.57
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.09	1.10	1.12	1.10	1.11
Ratio of net expenses to average net assets(c)	1.03 (d)	1.02 (d)	1.03 (d)	1.03	1.03
Ratio of net investment (loss) to average net assets(c)	(.63 )(d)	(.43 )(d)	(.50 )(d)	(.57 )	(.36 )
Portfolio Turnover Rate	27.94	21.26	30.98	31.62	43.02
Net Assets, end of period ($ x 1,000)	697,259	679,099	546,838	745,223	784,451

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reductions in expenses pursuant to undertaking.
(d)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.

	Year Ended February 28/29,
Class C Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	14.03	10.71	15.52	18.00	12.98
Investment Operations:
Net investment (loss)(a)	(.21 )	(.14 )	(.15 )	(.24 )	(.17 )
Net realized and unrealized gain (loss) on investments	1.94	4.07	(2.70)	.82	6.80
Total from Investment Operations	1.73	3.93	(2.85)	.58	6.63
Distributions:
Dividends from net realized gain on investments	(.76 )	(.61 )	(1.96)	(3.06)	(1.61)
Net asset value, end of period	15.00	14.03	10.71	15.52	18.00
Total Return (%)(b)	11.84	37.60	(17.31)	1.56	52.39
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.93	1.93	1.92	1.86	1.87
Ratio of net expenses to average net assets(c)	1.78 (d)	1.76 (d)	1.78 (d)	1.78	1.78
Ratio of net investment (loss) to average net assets(c)	(1.38)(d)	(1.18)(d)	(1.27)(d)	(1.32)	(1.10)
Portfolio Turnover Rate	27.94	21.26	30.98	31.62	43.02
Net Assets, end of period ($ x 1,000)	3,373	4,451	4,334	10,002	15,830

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reductions in expenses pursuant to undertaking.
(d)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended February 28/29,
Class I Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	17.93	13.41	18.62	20.85	14.73
Investment Operations:
Net investment (loss)(a)	(.07 )	(.03 )	(.04 )	(.07 )	(.02 )
Net realized and unrealized gain (loss) on investments	2.45	5.16	(3.21)	.90	7.79
Total from Investment Operations	2.38	5.13	(3.25)	.83	7.77
Distributions:
Dividends from net investment income	-	-	-	-	(.04 )
Dividends from net realized gain on investments	(.76 )	(.61 )	(1.96)	(3.06)	(1.61)
Total Distributions	(.76 )	(.61 )	(1.96)	(3.06)	(1.65)
Net asset value, end of period	19.55	17.93	13.41	18.62	20.85
Total Return (%)	12.96	39.01	(16.50)	2.66	53.92
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.84	.86	.85	.82	.84
Ratio of net expenses to average net assets(b)	.78 (c)	.78 (c)	.78 (c)	.78	.78
Ratio of net investment (loss) to average net assets(b)	(.38 )(c)	(.17 )(c)	(.26 )(c)	(.32 )	(.11 )
Portfolio Turnover Rate	27.94	21.26	30.98	31.62	43.02
Net Assets, end of period ($ x 1,000)	181,704	182,253	142,996	253,415	284,607

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reductions in expenses pursuant to undertaking.
(c)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.

	Year Ended February 28/29,
Class Y Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	17.87	13.37	18.56	20.79	14.70
Investment Operations:
Net investment (loss)(a)	(.07 )	(.03 )	(.04 )	(.07 )	(.02 )
Net realized and unrealized gain (loss) on investments	2.44	5.14	(3.19)	.90	7.76
Total from Investment Operations	2.37	5.11	(3.23)	.83	7.74
Distributions:
Dividends from net investment income	-	-	-	-	(.04 )
Dividends from net realized gain on investments	(.76 )	(.61 )	(1.96)	(3.06)	(1.61)
Total Distributions	(.76 )	(.61 )	(1.96)	(3.06)	(1.65)
Net asset value, end of period	19.48	17.87	13.37	18.56	20.79
Total Return (%)	13.01	38.90	(16.44)	2.61	53.90
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.79	.80	.80	.78	.80
Ratio of net expenses to average net assets	.78 (b),(c)	.78 (b),(c)	.78 (b),(c)	.78	.78 (c)
Ratio of net investment (loss) to average net assets	(.38 )(b),(c)	(.18 )(b),(c)	(.29 )(b),(c)	(.33 )	(.10 )(c)
Portfolio Turnover Rate	27.94	21.26	30.98	31.62	43.02
Net Assets, end of period ($ x 1,000)	87,082	99,056	65,538	285,559	371,053

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reductions in fees due to earnings credits.
(c)	Amount inclusive of reductions in expenses pursuant to undertaking.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended February 28/29,
Class Z Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	18.46	13.80	19.10	21.32	15.04
Investment Operations:
Net investment (loss)(a)	(.09 )	(.04 )	(.05 )	(.08 )	(.03 )
Net realized and unrealized gain (loss) on investments	2.53	5.31	(3.29)	.92	7.95
Total from Investment Operations	2.44	5.27	(3.34)	.84	7.92
Distributions:
Dividends from net investment income	-	-	-	-	(.03 )
Dividends from net realized gain on investments	(.76 )	(.61 )	(1.96)	(3.06)	(1.61)
Total Distributions	(.76 )	(.61 )	(1.96)	(3.06)	(1.64)
Net asset value, end of period	20.14	18.46	13.80	19.10	21.32
Total Return (%)	12.91	38.92	(16.56)	2.59	53.88
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.86	.87	.88	.84	.87
Ratio of net expenses to average net assets(b)	.83 (c)	.82 (c)	.84 (c)	.83	.83
Ratio of net investment (loss) to average net assets(b)	(.43 )(c)	(.24 )(c)	(.32 )(c)	(.37 )	(.16 )
Portfolio Turnover Rate	27.94	21.26	30.98	31.62	43.02
Net Assets, end of period ($ x 1,000)	632,871	624,635	489,549	656,046	688,588

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reductions in expenses pursuant to undertaking.
(c)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Research Growth Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-end management investment company. The fund’s investment objective is to seek long-term capital growth consistent with the preservation of capital. Current income is a secondary goal. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value of Common Stock. The fund currently has authorized five classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (150 million shares authorized), Class Y (150 million shares authorized) and Class Z (100 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts and bear Shareholder Services Plan fees. Class I, Class Y and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

NOTES TO FINANCIAL STATEMENTS (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
The following is a summary of the inputs used as of February 28, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,594,214,899	—	—	1,594,214,899
Investment Companies	14,513,948	—	—	14,513,948
	1,608,728,847	—	—	1,608,728,847

†	See Statement of Investments for additional detailed categorizations, if any.
(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance

NOTES TO FINANCIAL STATEMENTS (continued)
with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of February 28, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended February 28, 2025, BNY earned $7,416 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of February 28, 2025, the fund had no securities on loan.
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended February 28, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2025, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended February 28, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.

NOTES TO FINANCIAL STATEMENTS (continued)
At February 28, 2025, the components of accumulated earnings on a tax basis were as follows: undistributed capital gains $82,889,671 and unrealized appreciation $848,811,675. In addition, the fund deferred for tax purposes late year ordinary losses of $1,632,168 to the first day of the following fiscal year.
The tax character of distributions paid to shareholders during the fiscal years ended February 28, 2025 and February 29, 2024 were as follows: long-term capital gains $61,998,658 and $54,871,000, respectively.
During the period ended February 28, 2025, as a result of permanent book to tax differences, primarily due to the tax treatment for net operating losses, the fund increased total distributable earnings (loss) by $7,127,443 and decreased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus.  The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders.  Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in an amount equal to $120 million and is available only to the BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended February 28, 2025, the fund was charged $209 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended February 28, 2025 was approximately $3,288 with a related weighted average annualized interest rate of 6.36%. As of February 28, 2025, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year, the aggregate expenses of Class Z shares (excluding taxes, brokerage fees, interest expense, commitment fees on borrowings and extraordinary expenses) exceed 1½% of the value of Class Z shares’ average daily net assets, the fund may deduct these expenses from payments to be made to the Adviser, or the Adviser will bear, such excess expense with respect to Class Z shares. There was no reimbursement pursuant to the Agreement for Class Z shares during the period ended February 28, 2025.
In addition, the Adviser has contractually agreed, from March 1, 2024 through June 28, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary

NOTES TO FINANCIAL STATEMENTS (continued)
expenses) exceed .78% of the value of the fund’s average daily net assets. On or after June 28, 2025, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $748,081 during the period ended February 28, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.
During the period ended February 28, 2025, the Distributor retained $8,236 from commissions earned on sales of the fund’s Class A shares and $239 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended February 28, 2025, Class C shares were charged $29,114 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets and Class Z shares reimburse the Distributor at an annual rate of .25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2025, Class A, Class C and Class Z shares were charged $1,785,359, $9,705, and $338,021, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2025, the fund was charged $230,780 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $11,404.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2025, the fund was charged $23,418 pursuant to the custody agreement.
During the period ended February 28, 2025, the fund was charged $27,940 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $975,756, Distribution Plan fees of $2,046, Shareholder Services Plan fees of $141,579, Custodian fees of $9,830, Chief Compliance Officer fees of $5,723 and Transfer Agent fees of $64,622, which are offset against an expense reimbursement currently in effect in the amount of $75,178.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2025, amounted to $451,029,677 and $601,983,337, respectively.

NOTES TO FINANCIAL STATEMENTS (continued)
At February 28, 2025, the cost of investments for federal income tax purposes was $759,917,172; accordingly, accumulated net unrealized appreciation on investments was $848,811,675, consisting of $909,852,384 gross unrealized appreciation and $61,040,709 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of BNY Mellon Research Growth Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Research Growth Fund, Inc. (the “Fund”), including the statement of investments, as of February 28, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
April 22, 2025

IMPORTANT TAX INFORMATION (Unaudited)
The fund also hereby reports $.7599 per share as a long-term capital gain distribution paid on December 6, 2024.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Directors fees paid by the fund are within Item 7. Statement of Operations as Directors’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2025 BNY Mellon Securities Corporation
Code-6232NCSRAR0225

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Research Growth Fund, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: April 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: April 21, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: April 21, 2025

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)